SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS (Details)			12 Months Ended
	Apr. 06, 2023	Mar. 31, 2023	Dec. 31, 2014
Canadian Malartic complex
Disclosure of detailed information about business combination [line items]
Percentage of ownership		50.00%	50.00%
Percentage of ownership interest in joint operation		50.00%
Minas de San Nicolas, S.A.P.I. de C.V.
Disclosure of detailed information about business combination [line items]
Percentage of ownership	50.00%
Percentage of ownership interest in joint operation	50.00%
Yamana Gold Inc.
Disclosure of detailed information about business combination [line items]
Percentage of acquisition		100.00%
Yamana Gold Inc. | Canadian Malartic complex
Disclosure of detailed information about business combination [line items]
Percentage of acquisition		50.00%